Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Income statement (Narrative) (Details) - GBP (£) £ in Millions		5 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Administration and general expenses	[1]		£ 2,457	£ 2,740	£ 2,554
Total loss in respect of the discontinued operation			0	2,195	(591)
Disposal of discontinued operation, net of cash disposed			0	(1,060)	0
Other comprehensive income that may be recycled to profit or loss			(137)	£ 1,841	(3,448)
Barclay's Africa Banking Group Limited (BAGL) [member]
Condensed Income Statements, Captions [Line Items]
Administration and general expenses	[2]	£ 1,634	0		1,224
Total loss in respect of the discontinued operation		(2,195)
Disposal of discontinued operation, net of cash disposed		60
Other comprehensive income that may be recycled to profit or loss		(1,375)
Barclay's Africa Banking Group Limited (BAGL) [member] | Impairment charge [member]
Condensed Income Statements, Captions [Line Items]
Administration and general expenses		£ 1,090	£ 0		£ 0

[1]

The presentation of administration and general expenses has been amended to include provisions for litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.

[2]	Includes impairment of £nil ( 2017 : £1,090m, 2016: £ nil)